Related party transactions	6 Months Ended
Jun. 30, 2025
Related Party Transactions [Abstract]
Related party transactions
14. Related party transactions:

The Company's related parties are Cespira, directors, officers and shareholders that own more than 10% of the Company's shares.

The Company engages in transactions with Cespira primarily through the provision of services and the sale of inventory under the transitional services agreement and cross-charges.

Related party transactions with Cespira	Three months ended June 30,		Six months ended June 30,
	2025	2024	2025	2024
Sales of goods, services, and other income	$9,721	$534	$15,280	$534
Inventory purchased, services and other expenses	1,288	—	1,898	—

Related party balances with Cespira	June 30, 2025	December 31, 2024
Receivables (note 6)	$12,505	$4,973
Payables (note 10)	$2,001	$1,137